VESSELS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Vessels	$ 339,676	$ 266,698
Accumulated depreciation	26,034	11,655
Vessels, net total	313,642	255,043
Impairment loss on vessel	$ 0	0
Number of vessels to be delivered | Vessel	2
Acquisition price	$ 33,500
Deposit paid on vessels scheduled to be delivered	1,700	6,300
Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessels	334,978	263,705
Drydocking [Member]
Property, Plant and Equipment [Line Items]
Vessels	1,736	1,200
Engine Overhaul [Member]
Property, Plant and Equipment [Line Items]
Vessels	$ 2,962	$ 1,793